Acquisition	12 Months Ended
Dec. 31, 2020
Groop Internet Platform Inc [Member]
Acquisition

NOTE 3:	ACQUISITION
On November 1, 2020, the Company completed an acquisition of the operation of Lasting, an app-based
subscription for relationship and couple counseling for a total cash consideration of $10,685. In addition, the Company entered into a non-competition
agreement for a total consideration of $939, which was recorded as an intangible asset and amortized over a period of 3.17 years (refer to Note 4).

In addition, the Company incurred acquisition-related costs in a total amount of $177. Acquisition-related costs include legal, accounting, consulting fees and other external costs directly related to the acquisition.
Purchase price allocation:
Under business combination accounting principles, the total purchase price was allocated to Lasting’s intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the identifiable intangible assets was recorded as goodwill.
The purchase price allocation for the acquisition has been determined at the follows:

	Fair value	Amortization period (years)
Intangible assets:
Technology	$3,201	7.17
Customer relationship	1,350	1.33
Goodwill	6,134	infinite

Total purchase price	$10,685

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, the best use of the acquired assets and estimates of future performance of Lasting’s operations. In its allocation, applying the income approach, the Company determined the fair values of the Lasting technology and the non-competition
agreement. The acquired customer relationship was determined based on the cost approach.
Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company’s consolidated statements of operations.